Income Taxes - Additional Information (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Line Items]
Unrecognized tax benefits		$ 0	$ 0
Effective tax rate		(0.19%)	(1.27%)
Valuation allowance		$ 303,287,000	$ 187,831,000
Valuation allowance increase (decrease)		115,500,000	(168,000,000)
Unrecognized tax benefits		0	$ 0
United States and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Net operating losses		$ 69,700,000
Minimum | United States and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Net operating losses expiration date		Mar. 31, 2035
Maximum | United States and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Net operating losses expiration date		Mar. 31, 2041
Switzerland [Member]
Income Tax Disclosure [Line Items]
Net operating losses		$ 1,181,100,000
United States [Member]
Income Tax Disclosure [Line Items]
Net operating losses		$ 122,200,000
Percentage of future taxable income		80.00%
Research and development tax credit carryforwards		$ 19,100,000
United States [Member] | Minimum
Income Tax Disclosure [Line Items]
Research and development tax credit expiration date		Mar. 31, 2035
United States [Member] | Maximum
Income Tax Disclosure [Line Items]
Research and development tax credit expiration date		Mar. 31, 2041
United Kingdom [Member]
Income Tax Disclosure [Line Items]
Net operating losses		$ 28,600,000
Other Jurisdictions [Member]
Income Tax Disclosure [Line Items]
Net operating losses		$ 75,800,000
Montes Archimedes Acquisition Corp.
Income Tax Disclosure [Line Items]
Unrecognized tax benefits	$ 0
Accrued for payment of interest and penalties	$ 0
Effective tax rate	(0.20%)
Valuation allowance	$ 94,345
Valuation allowance increase (decrease)	94,345
Unrecognized tax benefits	$ 0